Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Oct. 02, 2019
Property, Plant and Equipment [Line Items]
Cash		$ 5,311,693	$ 4,668,745	$ 961,280
Short-term investments		2,266,069	4,078,244		$ 1,447,775
Inventories		1,403,582	114,533
Other current assets		108,224	249,155
Property and equipment, net		1,315,326	604,095		716,811
Deposits for plant, property and equipment		849,245	665,380
Right of use assets		553,904
Other noncurrent assets		92,992	204,932
Total Assets		22,635,127	10,846,549
Other current liabilities		68,579	129,983
Total Liabilities		2,035,931	1,694,682		$ 280,870
Revenue		865,705	401,814
Net loss				$ (683,295)
Variable Interest Entity, Primary Beneficiary [Member]
Property, Plant and Equipment [Line Items]
Cash		362,384	307,320
Short-term investments		2,266,069	4,078,244
Inventories		1,403,582
Loan due from a third party		2,222,191
Other current assets		292,917	551,299
Property and equipment, net		1,315,326	604,095
Deposits for plant, property and equipment		849,245	665,380
Right of use assets		553,904
Other noncurrent assets		159,434	278,786
Total Assets		9,425,052	6,485,124
Due to MYT	[1]	7,270,932	6,943,194
Other current liabilities		885,515	262,034
Total Liabilities		8,156,447	7,205,228
Revenue		865,705	401,814
Net loss		$ (1,590,339)	$ (724,687)

[1]	Payable due to MYT is eliminated upon consolidation.